Business Combination - Schedule of Common Stock Outstanding (Detail) - Maxpro Capital Acquisition Corp	Mar. 29, 2023 shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	10,350,000
Class A ordinary Shares [Member] | Conversion of Convertible Promissory Note [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	155,250
Class A ordinary Shares [Member] | Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	490,025
Class A ordinary Shares [Member] | Class B Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	2,587,500
Class A ordinary Shares [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	79,940
Class A Ordinary Shares Net of Redemptions [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	3,312,715